Columbia Funds Series Trust I
290 Congress Street
Boston, MA 02210
January 4, 2022
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust I (the Registrant)
Columbia Balanced Fund
Columbia Contrarian Core Fund
Columbia Emerging Markets Fund
Columbia Global Technology Growth Fund
Columbia Greater China Fund
Columbia International Dividend Income Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund
Columbia Strategic Income Fund
Multi-Manager Alternative Strategies Fund
Multi-Manager International Equity Strategies Fund
Multi-Manager Small Cap Equity Strategies Fund
Multi-Manager Total Return Bond Strategies Fund
Multisector Bond SMA Completion Portfolio
Overseas SMA Completion Portfolio

Post-Effective Amendment No. 390 File No. 002-99356 /811-04367
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 390 (Amendment). This Amendment was filed electronically on December 22, 2021.
If you have any questions, please contact either me at (212) 850-1703 or Rita Yun at (617) 385-9771.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust I